Jul. 18, 2018
Dreyfus Select Managers Long/Short Fund
Dreyfus Select Managers Long/Short Fund

DREYFUS BNY MELLON FUNDS, INC.

-          DREYFUS SELECT MANAGERS LONG/SHORT FUND

Supplement to Summary and Statutory Prospectuses

Dated March 1, 2018

The following information supersedes the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s prospectus:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.90% of the fund's average daily net assets.  On or after March 1, 2019, The Dreyfus Corporation may terminate this expense limitation at any time.  Because "acquired fund fees and expenses" are incurred indirectly by the fund, such fees and expenses are not included in the expense limitation.